Property, plant and equipment - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets	$ 1,030,687	$ 510,241	$ 1,542,566	$ 583,835	$ 506,738
Interest expenses on lease liabilities (note 6(a))	127,024	59,625	205,915	49,400	$ 64,107
Expense relating to short-term leases or leases of low-value assets			1,019,937	429,691
Additions to right-of-use assets			$ 5,370,122	949,810
Period for increase in lease payments			2 years
Acquired items of property plant and equipment with a cost	3,502,433	6,023,729
Net book value of property plant and equipment disposed amount	6,374	43,590
Loss on disposal of property plant and equipment	$ 6,374	$ 37
Properties
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets			$ 1,535,333	575,787
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets			$ 7,233	$ 8,048
Lease term			5 years
Minimum | Properties
Disclosure of detailed information about property, plant and equipment [line items]
Lease term			2 years
Maximum | Properties
Disclosure of detailed information about property, plant and equipment [line items]
Lease term			10 years